Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2012
Assets
Fixed income securities:
U.S. government and agencies	$111,133	$305,914	$—	$417,047
Municipal	—	750,989	67,672	818,661
Corporate	—	3,638,175	260,351	3,898,526
Foreign government	—	396,541	—	396,541
RMBS	—	295,678	—	295,678
CMBS	—	200,716	—	200,716
ABS	—	75,156	26,970	102,126
Redeemable preferred stock	—	10,630	—	10,630

Total fixed income securities	111,133	5,673,799	354,993	6,139,925
Equity securities	164,971	—	—	164,971
Short-term investments	7,675	54,273	—	61,948
Other investments:
Free-standing derivatives	—	—	306	306
Separate account assets	436,380	—	—	436,380
Other assets	—	—	34,655	34,655

Total assets at fair value	$720,159	$5,728,072	$389,954	$6,838,185

% of total assets at fair value	10.5%	83.8%	5.7%	100.0%

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(17,877)	$(17,877)

Total liabilities at fair value	$—	$—	$(17,877)	$(17,877)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2011
Assets
Fixed income securities:
U.S. government and agencies	$159,082	$301,013	$—		$460,095
Municipal	—	739,334	50,422		789,756
Corporate	—	3,593,371	223,643		3,817,014
Foreign government	—	376,941	—		376,941
RMBS	—	443,016	2,730		445,746
CMBS	—	234,190	—		234,190
ABS	—	93,706	26,425		120,131
Redeemable preferred stock	—	9,611	—		9,611

Total fixed income securities	159,082	5,791,182	303,220		6,253,484
Equity securities	104,178	—	—		104,178
Short-term investments	10,065	138,764	—		148,829
Other investments:
Free-standing derivatives	—	—	38	$(38)	—
Separate account assets	472,048	—	—		472,048
Other assets	—	—	16,869		16,869

Total assets at fair value	$745,373	$5,929,946	$320,127	$(38)	$6,995,408

% of total assets at fair value	10.6%	84.8%	4.6%	—%	100.0%

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(21,854)		$(21,854)
Other liabilities:
Free-standing derivatives	—	—	(2,905)	$38	(2,867)

Total liabilities at fair value	$—	$—	$(24,759)	$38	$(24,721)

% of total liabilities at fair value	—%	—%	100.2%	(0.2)%	100.0%

Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2012.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
ARS backed by student loans	$31,429	Discounted cash flow model	Anticipated date liquidity will return to the market	36 - 60 months	38 - 50 months
Other assets – Structured settlement annuity reinsurance agreement	$34,655	Stochastic cash flow model	Ultimate reinvestment spreads	133.8 - 196.0 basis points	156.4 basis points

Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2011	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$50,422	$50	$3,082	$18,576	$—
Corporate	223,643	3,854	11,224	52,629	—
RMBS	2,730	—	—	—	(2,730)
ABS	26,425	—	3,668	—	—

Total fixed income securities	303,220	3,904	17,974	71,205	(2,730)
Other investments:
Free-standing derivatives, net	(2,867)	(296)	—	—	—
Other assets	16,869	17,786	—	—	—

Total recurring Level 3 assets	$317,222	$21,394	$17,974	$71,205	$(2,730)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(21,854)	$3,977	$—	$—	$—

Total recurring Level 3 liabilities	$(21,854)	$3,977	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2012
Assets
Fixed income securities:
Municipal	$—	$(2,251)	$—	$(2,207)	$67,672
Corporate	18,029	(18,812)	—	(30,216)	260,351
RMBS	—	—	—	—	—
ABS	—	(1,866)	—	(1,257)	26,970

Total fixed income securities	18,029	(22,929)	—	(33,680)	354,993
Other investments:
Free-standing derivatives, net	3,471	—	—	(2)	306
Other assets	—	—	—	—	34,655

Total recurring Level 3 assets	$21,500	$(22,929)	$—	$(33,682)	$389,954

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(17,877)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(17,877)

(1)

The effect to net income totals $25.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $14.3 million in realized capital gains and losses, $7.1 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2010	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$103,369	$43	$1,054	$5,378	$(7,892)
Corporate	225,207	8,719	4,191	10,882	(37,097)
RMBS	80,063	(1,066)	1,743	—	(56,510)
CMBS	141,869	(4,698)	15,987	—	(133,918)
ABS	40,851	149	252	—	(23,013)

Total fixed income securities	591,359	3,147	23,227	16,260	(258,430)
Other investments:			—	—	—
Free-standing derivatives, net	(3,011)	(3,153)	—	—	—
Other assets	(4,870)	21,739	—	—	—

Total recurring Level 3 assets	$583,478	$21,733	$23,227	$16,260	$(258,430)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(17,544)	$(4,310)	$—	$—	$—

Total recurring Level 3 liabilities	$(17,544)	$(4,310)	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2011
Assets
Fixed income securities:
Municipal	$—	$(49,623)	$—	$(1,907)	$50,422
Corporate	24,978	(11,680)	—	(1,557)	223,643
RMBS	—	(8,582)	—	(12,918)	2,730
CMBS	—	(19,240)	—	—	—
ABS	14,999	(3,856)	—	(2,957)	26,425

Total fixed income securities	39,977	(92,981)	—	(19,339)	303,220
Other investments:
Free-standing derivatives, net	1,867	—	—	1,430	(2,867	) (2)
Other assets	—	—	—	—	16,869

Total recurring Level 3 assets	$41,844	$(92,981)	$—	$(17,909)	$317,222

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(21,854)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(21,854)

(1)

The effect to net income totals $17.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $13.4 million in realized capital gains and losses, $8.3 million in net investment income, $(156) thousand in interest credited to contractholder funds and $(4.2) million in contract benefits.

(2)	Comprises $38 thousand of assets and $2.9 million of liabilities.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2009	Net income(1)	OCI	Purchases, sales, issues and settlements, net	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Assets
Fixed income securities:
Municipal	$123,743	$(408)	$(245)	$(11,242)	$804	$(9,283)	$103,369
Corporate	201,275	(817)	6,957	7,708	58,519	(48,435)	225,207
RMBS	39,124	(5,817)	12,277	38,659	—	(4,180)	80,063
CMBS	173,094	(22,210)	78,944	(16,859)	9,647	(80,747)	141,869
ABS	17,776	(6)	4,869	48,555	—	(30,343)	40,851

Total fixed income securities	555,012	(29,258)	102,802	66,821	68,970	(172,988)	591,359
Other investments:
Free-standing derivatives, net	(872)	(3,997)	—	1,858	—	—	(3,011	)(2)
Other assets	(5,059)	189	—	—	—	—	(4,870)

Total recurring Level 3 assets	$549,081	$(33,066)	$102,802	$68,679	$68,970	$(172,988)	$583,478

Liabilities
Contractholder funds:
Derivatives embedded in annuity contracts	$(13,211)	$(4,333)	$—	$—	$—	$—	$(17,544)

Total recurring Level 3 liabilities	$(13,211)	$(4,333)	$—	$—	$—	$—	$(17,544)

(1)

The effect to net income totals $(37.4) million and is reported in the Statements of Operations and Comprehensive Income as follows: $(41.2) million in realized capital gains and losses, $8.1 million in net investment income and $(4.3) million in contract benefits.

(2)	Comprises $469 thousand of assets and $3.5 million of liabilities.

Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2012	2011	2010
Assets
Fixed income securities:
Municipal	$54	$151	$169
Corporate	4,912	8,193	11,553
RMBS	—	—	(4,483)
CMBS	—	—	(7,784)

Total fixed income securities	4,966	8,344	(545)
Other investments:
Free-standing derivatives, net	(279)	(1,714)	(2,868)
Other assets	17,786	21,739	189

Total recurring Level 3 assets	$22,473	$28,369	$(3,224)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$3,977	$(4,310)	$(4,333)

Total recurring Level 3 liabilities	$3,977	$(4,310)	$(4,333)

Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

($ in thousands)	December 31, 2012		December 31, 2011
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$570,365	$602,516	$564,847	$588,344
Cost method limited partnerships	29,746	30,920	32,355	31,257
Notes due from related party	2,833	2,833	5,581	5,581

Financial liabilities

($ in thousands)	December 31, 2012		December 31, 2011
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$3,050,538	$3,222,131	$3,431,056	$3,521,443
Liability for collateral	59,772	59,772	61,097	61,097